Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings.
Schedule of borrowings

			As of December 31,
			2022	2021
	Stated		Amount, incl.	Amount, incl.
	interest		accrued	accrued
(in thousands)	rate	Maturity	interest	interest
Innovation Credit	10,0%	31/12/2023	$4,640	$4,284

Current			$4,640	$—
Non-current			$—	$4,284